MILL EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2012
MILL EQUIPMENT [Abstract]
Schedule of Mill Equipment

Mill equipment	$ 1,903,723

Vehicles	37,445
Accumulated depreciation	(930,426)
Net	$ 1,010,742